UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$20 PAR PREFERRED SECURITIES - 0.4%

                  REAL ESTATE INVESTMENT TRUSTS - 0.4%
          11,541  CommonWealth REIT ....................................        7.50%        11/15/19    $       240,053
                                                                                                         ---------------
                  TOTAL $20 PAR PREFERRED SECURITIES ..................................................          240,053
                  (Cost $241,251)                                                                        ---------------

$25 PAR PREFERRED SECURITIES - 55.4%

                  CAPITAL MARKETS - 6.8%
          24,219  Affiliated Managers Group, Inc........................        6.38%        08/15/42            575,444
          37,214  Apollo Investment Corp................................        6.63%        10/15/42            837,315
          22,070  Ares Capital Corp.....................................        5.88%        10/01/22            556,826
           6,615  Deutsche Bank Capital Funding Trust IX ...............        6.63%          (a)               166,103
           2,000  Goldman Sachs Group, Inc..............................        6.13%        11/01/60             49,940
          11,917  Goldman Sachs Group, Inc., Series J (b)...............        5.50%          (a)               275,521
          10,835  Morgan Stanley, Series E (b)..........................        7.13%          (a)               282,360
          43,683  Raymond James Financial, Inc..........................        6.90%        03/15/42          1,124,837
                                                                                                         ---------------
                                                                                                               3,868,346
                                                                                                         ---------------

                  COMMERCIAL BANKS - 13.0%
           5,555  Barclays Bank PLC, Series 2 ..........................        6.63%          (a)               138,931
          10,647  Barclays Bank PLC, Series 3 ..........................        7.10%          (a)               270,221
           7,825  Barclays Bank PLC, Series 4 ..........................        7.75%          (a)               199,224
          12,548  Barclays Bank PLC, Series 5 ..........................        8.13%          (a)               320,350
          20,666  Fifth Third Bancorp, Series I (b).....................        6.63%          (a)               526,983
          29,279  First Niagara Financial Group., Inc., ................        8.63%          (a)               838,258
                      Series B (b)
           2,541  First Republic Bank, Series B ........................        6.20%          (a)                59,688
           6,716  FNB Corp. (b).........................................        7.25%          (a)               176,698
           2,169  HSBC Holdings PLC, Series 2 ..........................        8.00%          (a)                58,281
          40,000  Lloyds Banking Group PLC .............................        7.75%        07/15/50          1,071,600
          44,046  PNC Financial Services Group, Inc., Series P (b) .....        6.13%          (a)             1,122,292
           5,799  Royal Bank of Scotland Group PLC, Series T ...........        7.25%          (a)               142,307
          49,920  Santander Finance Preferred SAU, Series 10 ...........       10.50%          (a)             1,322,381
          42,911  US Bancorp, Series F (b)..............................        6.50%          (a)             1,165,034
                                                                                                         ---------------
                                                                                                               7,412,248
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 5.9%
          14,807  Allied Capital Corp. ...........................              6.88%        04/15/47            356,552
          24,907  Citigroup Capital XIII (b)......................              7.88%        10/30/40            675,727
           2,613  Citigroup, Inc., Series J (b)...................              7.13%          (a)                68,069
          20,666  Citigroup, Inc., Series K (b)...................              6.88%          (a)               531,116
           5,815  Countrywide Capital IV .........................              6.75%        04/01/33            146,422
          11,226  ING Groep N.V. .................................              7.05%          (a)               283,681
          11,185  ING Groep N.V. .................................              7.20%          (a)               284,099
          20,875  KKR Financial Holdings LLC .....................              8.38%        11/15/41            564,251
          18,444  KKR Financial Holdings LLC, Series A ...........              7.38%          (a)               453,169
                                                                                                         ---------------
                                                                                                               3,363,086
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
           6,669  Qwest Corp............................................        7.00%        04/01/52    $       161,056
          20,195  Qwest Corp............................................        7.00%        07/01/52            486,700
           2,230  Verizon Communications, Inc...........................        5.90%        02/15/54             55,795
                                                                                                         ---------------
                                                                                                                 703,551
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.1%
           2,953  SCE Trust I ..........................................        5.63%          (a)                63,932
                                                                                                         ---------------

                  INSURANCE - 16.8%
          40,877  Aegon N.V.............................................        8.00%        02/15/42          1,139,651
          35,148  American Financial Group, Inc.........................        7.00%        09/30/50            918,417
          29,009  Arch Capital Group Ltd., Series C ....................        6.75%          (a)               720,873
          28,178  Aspen Insurance Holdings Ltd. (b).....................        5.95%          (a)               679,090
          43,334  Aspen Insurance Holdings Ltd. (b).....................        7.40%          (a)             1,116,284
          44,600  Aviva PLC ............................................        8.25%        12/01/41          1,228,284
          14,846  Axis Capital Holdings Ltd.............................        5.50%          (a)               293,654
          45,208  Endurance Specialty Holdings Ltd., Series A ..........        7.75%          (a)             1,179,929
          22,268  Hartford Financial Services Group, Inc. (b) ..........        7.88%        04/15/42            652,898
           1,803  Maiden Holdings North America Ltd.....................        8.25%        06/15/41             44,426
           6,410  Montpelier Re Holdings Ltd............................        8.88%          (a)               170,378
          33,596  PartnerRe Ltd., Series E .............................        7.25%          (a)               867,784
          21,842  Reinsurance Group of America, Inc. (b)................        6.20%        09/15/42            553,258
                                                                                                         ---------------
                                                                                                               9,564,926
                                                                                                         ---------------

                  MULTI-UTILITIES - 2.0%
          21,019  Dominion Resources, Inc., Series A ...................        8.38%        06/15/64            543,341
          23,133  Integrys Energy Group, Inc. (b).......................        6.00%        08/01/73            564,214
                                                                                                         ---------------
                                                                                                               1,107,555
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 9.3%
          37,632  CommonWealth REIT ....................................        5.75%        08/01/42            731,190
          23,598  Digital Realty Trust, Inc., Series F .................        6.63%          (a)               518,684
          24,591  EPR Properties, Series F .............................        6.63%          (a)               533,133
           5,461  Hospitality Properties Trust, Series D ...............        7.13%          (a)               131,501
          34,776  National Retail Properties, Inc., Series D ...........        6.63%          (a)               818,627
          50,998  PS Business Parks, Inc., Series T ....................        6.00%          (a)             1,082,687
          23,349  Regency Centers Corp., Series 6 ......................        6.63%          (a)               551,270
          14,399  Senior Housing Properties Trust ......................        5.63%        08/01/42            283,804
           5,911  Taubman Centers, Inc., Series J ......................        6.50%          (a)               133,648
          19,076  Vornado Realty L.P....................................        7.88%        10/01/39            498,837
                                                                                                         ---------------
                                                                                                               5,283,381
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           6,772  Telephone & Data Systems, Inc.........................        6.88%        11/15/59            164,763
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES ..................................................       31,531,788
                  (Cost $33,731,478)                                                                     ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$100 PAR PREFERRED SECURITIES - 3.0%

                  COMMERCIAL BANKS - 1.7%
          10,000  CoBank ACB, Series F (b) (c)..........................        6.25%          (a)       $       972,500
                                                                                                         ---------------
                                                                                                                 972,500
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.9%
           5,000  Southern California Edison Co., Series A .............        5.07%          (a)               505,000
                                                                                                         ---------------
                                                                                                                 505,000
                                                                                                         ---------------

                  INSURANCE - 0.4%
           2,500  Principal Financial Group, Inc., Series A (b) ........        5.56%          (a)               252,969
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES .................................................        1,730,469
                  (Cost $1,825,800)                                                                      ---------------

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                   COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

CAPITAL PREFERRED SECURITIES - 37.9%

                  CAPITAL MARKETS - 1.9%
$      1,000,000  Credit Suisse Group AG (b) (c)........................        7.50%          (a)             1,053,760
                                                                                                         ---------------

                  COMMERCIAL BANKS - 16.0%
         600,000  Banco Bilbao Vizcaya Argentaria S.A. (b)..............        9.00%          (a)               628,500
         500,000  Barclays PLC (b)......................................        8.25%          (a)               516,080
         500,000  Cooperatieve Centrale
                      Raiffeisen-Boerenleenbank BA (b) (c)..............       11.00%          (a)               658,750
       1,000,000  Credit Agricole S.A. (b)..............................        7.88%          (a)             1,016,250
       1,000,000  Fuerstenberg Capital International Sarl &
                      Cie SECS (b)......................................       10.25%          (a)             1,030,450
       1,000,000  LBG Capital No.1 PLC (b) (c)..........................        8.00%          (a)             1,072,250
         400,000  Natixis (b)...........................................       10.00%          (a)               468,000
       1,000,000  Royal Bank of Scotland Group PLC, Series U (b) .......        7.64%          (a)               990,000
       1,000,000  Royal Bank of Scotland PLC (The) (b)..................        9.50%        03/16/22          1,171,635
         500,000  Wells Fargo & Co., Series K (b).......................        7.98%          (a)               566,250
       1,000,000  Zions Bancorporation, Series J (b)....................        7.20%          (a)             1,020,000
                                                                                                         ---------------
                                                                                                               9,138,165
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 5.7%
         500,000  General Electric Capital Corp., Series A (b) .........        7.13%          (a)               562,775
       1,000,000  Glen Meadow Pass Through Trust (b) (c)................        6.51%        02/12/67          1,000,000
       1,000,000  JPMorgan Chase & Co. (b)..............................        6.75%          (a)             1,018,500
         610,000  JPMorgan Chase & Co., Series 1 (b)....................        7.90%          (a)               675,394
                                                                                                         ---------------
                                                                                                               3,256,669
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 1.0%
         500,000  Enel SpA (b) (c)......................................        8.75%        09/24/73            543,750
                                                                                                         ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE - 11.4%
$      1,000,000  Aviva PLC ............................................        8.25%          (a)       $     1,110,000
         500,000  Catlin Insurance Co., Ltd. (b)........................        7.25%          (a)               520,000
       1,500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b) ......        8.25%          (a)             1,738,125
       1,000,000  Genworth Holdings, Inc. (b)...........................        6.15%        11/15/66            897,500
       1,000,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (c) ..........        7.00%        03/15/72          1,162,500
         500,000  Prudential PLC (b)....................................       11.75%          (a)               542,875
         500,000  XL Group PLC, Series E (b)............................        6.50%          (a)               492,500
                                                                                                         ---------------
                                                                                                               6,463,500
                                                                                                         ---------------

                  MACHINERY - 0.9%
         500,000  Stanley Black & Decker, Inc. (b)......................        5.75%        12/15/53            533,750
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.0%
         500,000  Enbridge Energy Partners L.P. (b).....................        8.05%        10/01/37            563,565
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES ..................................................       21,553,159
                  (Cost $21,178,776)                                                                     ---------------

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

CORPORATE BONDS AND NOTES - 1.9%

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
         500,000  AES Gener S.A. (b) (c)................................        8.38%        12/18/73            526,250
                                                                                                         ---------------

                  INSURANCE - 1.0%
         500,000  Aquarius + Investments PLC for Swiss
                      Reinsurance Co., Ltd. (b).........................        8.25%          (a)               543,750
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES .....................................................        1,070,000
                  (Cost $1,046,195)                                                                      ---------------

                  TOTAL INVESTMENTS - 98.6% ...........................................................       56,125,469
                  (Cost $58,023,500) (d)

                  NET OTHER ASSETS AND LIABILITIES - 1.4% .............................................          814,433
                                                                                                         ---------------
                  NET ASSETS - 100.0% .................................................................  $    56,939,902
                                                                                                         ===============

-------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $6,989,760 or 12.28% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $545,564 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,443,595.

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2014       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$20 Par Preferred Securities*.....................  $    240,053  $    240,053  $         --  $         --
$25 Par Preferred Securities*.....................    31,531,788    31,531,788            --            --
$100 Par Preferred Securities*....................     1,730,469            --     1,730,469            --
Capital Preferred Securities*.....................    21,553,159            --    21,553,159            --
Corporate Bonds and Notes*........................     1,070,000            --     1,070,000            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $ 56,125,469  $ 31,771,841  $ 24,353,628  $         --
                                                    ============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2014, the Fund transferred $25 preferred securities valued at $171,015 from Level 2 to Level 1 of the fair value hierarchy as a result of being priced on the primary exchange.


                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2014 (UNAUDITED)


1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers shares of one fund, the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. ("NYSE Arca").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined at that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and the asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2014 (UNAUDITED)

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     -------------------

* Print the name and title of each signing officer under his or her signature.